SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

25. SHARE-BASED COMPENSATION

Share-Based Compensation Expense

Reflected in the Consolidated Statements of Comprehensive Income within Operating, Selling and General expense are the following share-based compensation amounts:

($ millions)	2019	2018

Equity-settled plans	50	46

Cash-settled plans	274	181

Total share-based compensation expense	324	227

Liability Recognized for Share-Based Compensation

Reflected in the Consolidated Balance Sheets within accounts payable and accrued liabilities and other long-term liabilities are the following fair value amounts for the company's cash-settled plans:

($ millions)	2019	2018

Current liability	242	286

Long-term liability (note 21)	289	259

Total Liability	531	545

The intrinsic value of the vested awards at December 31, 2019 was $300 million (December 31, 2018 – $328 million).

Stock Option Plans

Suncor grants stock option awards as a form of retention and incentive compensation.

(a) Active Stock Option Plan

Stock options granted by the company on or after August 1, 2010 provide the holder with the right to purchase common shares at the market price on the grant date, subject to fulfilling vesting terms. This plan replaced the pre-merger stock option plan of legacy Suncor and legacy Petro-Canada. Options granted have a seven-year life, vest annually over a three-year period and are accounted for as equity-settled awards.

The weighted average fair value of options granted during the period and the weighted average assumptions used in their determination are as noted below:

	2019	2018

Annual dividend per share (dollars)	1.68	1.44

Risk-free interest rate	1.78%	2.03%

Expected life	5 years	5 years

Expected volatility	26%	24%

Weighted average fair value per option (dollars)	6.61	6.73

The expected life is based on historical stock option exercise data and current expectations. The expected volatility considers the historical volatility in the price of Suncor's common shares over a period similar to the life of the options, and is indicative of future trends.

(b) Discontinued Stock Option Plans

Executive and Key Contributor Stock Options

Options granted under these plans generally have a seven- to ten-year life and vest over a three-year period. These plans were in place prior to August 1, 2009, at the time of the merger between Petro-Canada and Suncor, and are accounted for as equity-settled awards.

The following table presents a summary of the activity related to Suncor's stock option plans:

	2019		2018

	Number (thousands)	Weighted Average Exercise Price ($)	Number (thousands)	Weighted Average Exercise Price ($)

Outstanding, beginning of year	28 935	38.25	31 110	36.96

Granted	7 756	42.96	7 231	43.19

Exercised as options for common shares	(2 688)	33.37	(7 927)	35.95

Forfeited/expired	(121)	42.57	(1 479)	47.88

Outstanding, end of year	33 882	39.70	28 935	38.25

Exercisable, end of year	21 535	37.86	15 374	36.10

Options are exercised regularly throughout the year. Therefore, the weighted average share price during the year of $40.82 (2018 – $46.99) is representative of the weighted average share price at the date of exercise.

For the options outstanding at December 31, 2019, the exercise price ranges and weighted average remaining contractual lives are shown below:

	Outstanding			Exercisable

Exercise Prices ($)	Number (thousands)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price ($)	Number (thousands)	Weighted Average Exercise Price ($)

30.21-34.99	5 614	3	30.36	5 614	30.36

35.00-39.99	6 851	2	37.74	6 782	37.74

40.00-44.99	21 235	5	42.70	9 078	42.50

45.00-49.99	54	6	48.00	18	48.04

50.00-54.27	128	6	52.40	43	52.40

Total	33 882	4	39.70	21 535	37.86

Common shares authorized for issuance by the Board of Directors that remain available for the granting of future options:

(thousands)	2019	2018

	14 295	21 929

Share Unit Plans

Suncor grants share units as a form of retention and incentive compensation. Share unit plans are accounted for as cash-settled awards.

(a) Performance Share Units (PSUs)

A PSU is a time-vested award entitling employees to receive varying degrees of cash (0% – 200% of the company's share price at time of vesting) contingent upon Suncor's total shareholder return (stock price appreciation and dividend income) relative to a peer group of companies. Cash payments for awards granted in 2019 and onwards are contingent upon Suncor's total shareholder return and annual return on capital employed performance. PSUs vest approximately three years after the grant date.

(b) Restricted Share Units (RSUs)

A RSU is a time-vested award entitling employees to receive cash calculated based on an average of the company's share price leading up to vesting. RSUs vest approximately three years after the grant date.

(c) Deferred Share Units (DSUs)

A DSU is redeemable for cash or a common share for a period of time after a unitholder ceases employment or Board membership. The DSU Plan is limited to executives and members of the Board of Directors. Members of the Board of Directors receive an annual grant of DSUs as part of their compensation and may elect to receive their fees in cash only or in increments of 50% or 100% allocated to DSUs. Executives may elect to receive their annual incentive bonus in cash only or in increments of 25%, 50%, 75% or 100% allocated to DSUs.

The following table presents a summary of the activity related to Suncor's share unit plans:

(thousands)	PSU	RSU	DSU

Outstanding, December 31, 2017	2 267	16 072	1 302

Granted	1 553	4 796	192

Redeemed for cash	(1 623)	(5 962)	(189)

Forfeited/expired	—	(314)	—

Outstanding, December 31, 2018	2 197	14 592	1 305

Granted	1 212	4 861	200

Redeemed for cash	(1 210)	(5 577)	(217)

Forfeited/expired	(6)	(274)	(1)

Outstanding, December 31, 2019	2 193	13 602	1 287

Stock Appreciation Rights (SARs)

A SAR entitles the holder to receive a cash payment equal to the difference between the stated exercise price and the market price of the company's common shares on the date the SAR is exercised, and is accounted for as a cash-settled award.

SARs have a seven-year life and vest annually over a three-year period.

The following table presents a summary of the activity related to Suncor's SARs plan:

	2019		2018

	Number (thousands)	Weighted Average Exercise Price ($)	Number (thousands)	Weighted Average Exercise Price ($)

Outstanding, beginning of year	363	38.60	387	36.38

Granted	112	42.95	108	43.09

Exercised	(44)	34.53	(126)	35.65

Forfeited/expired	(46)	42.85	(6)	38.36

Outstanding, end of year	385	39.83	363	38.60

Exercisable, end of year	223	37.62	170	36.57